Distribution Date:	10/11/24	COMM 2015-DC1 Mortgage Trust
Determination Date:	10/07/24
Next Distribution Date:	11/13/24
Record Date:	09/30/24	COMM 2015-DC1 Mortgage Trust
Series 2015-DC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	24-25	Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12629NAA3	1.488000%	38,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12629NAB1	2.870000%	172,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12629NAC9	3.219000%	120,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12629NAD7	3.142000%	68,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12629NAE5	3.078000%	200,000,000.00	138,043,780.52	63,764,021.16	354,082.30	0.00	0.00	64,118,103.46	74,279,759.36	47.95%	30.00%
A-5	12629NAF2	3.350000%	382,593,000.00	382,593,000.00	0.00	1,068,072.13	0.00	0.00	1,068,072.13	382,593,000.00	47.95%	30.00%
A-M	12629NAH8	3.724000%	94,682,000.00	94,682,000.00	0.00	293,829.81	0.00	0.00	293,829.81	94,682,000.00	37.16%	23.25%
B	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00	27.97%	17.50%
C	12629NAL9	4.273653%	63,122,000.00	63,122,000.00	0.00	224,801.29	0.00	0.00	224,801.29	63,122,000.00	20.78%	13.00%
D	12629NAX3	4.273653%	71,888,000.00	71,888,000.00	0.00	185,554.22	0.00	0.00	185,554.22	71,888,000.00	12.59%	7.88%
E	12629NAZ8	3.010000%	29,808,000.00	29,808,000.00	0.00	0.00	0.00	0.00	0.00	29,808,000.00	9.19%	5.75%
F*	12629NBB0	3.010000%	14,027,000.00	14,027,000.00	0.00	0.00	0.00	0.00	0.00	14,027,000.00	7.59%	4.75%
G	12629NBD6	3.010000%	24,547,000.00	24,547,000.00	0.00	0.00	0.00	0.00	0.00	24,547,000.00	4.79%	3.00%
H	12629NBF1	3.010000%	42,081,764.00	42,080,646.52	0.00	0.00	0.00	0.00	0.00	42,080,646.52	0.00%	0.00%
HIX	12629NBH7	7.801930%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12629NBK0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12629NBM6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12629NBP9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,415,704,767.00	941,447,427.04	63,764,021.16	2,397,545.55	0.00	0.00	66,161,566.71	877,683,405.88

X-A	12629NAG0	0.927126%	1,076,575,000.00	615,318,780.52	0.00	475,398.39	0.00	0.00	475,398.39	551,554,759.36
X-B	12629NAM7	0.133879%	143,778,000.00	143,778,000.00	0.00	16,040.68	0.00	0.00	16,040.68	143,778,000.00
X-C	12629NAP0	0.000000%	71,888,000.00	71,888,000.00	0.00	0.00	0.00	0.00	0.00	71,888,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12629NAR6	1.263653%	29,808,000.00	29,808,000.00	0.00	31,389.15	0.00	0.00	31,389.15	29,808,000.00
X-E	12629NAT2	1.263653%	38,574,000.00	38,574,000.00	0.00	40,620.14	0.00	0.00	40,620.14	38,574,000.00
X-F	12629NAV7	1.263653%	42,081,764.00	42,080,646.52	0.00	44,312.79	0.00	0.00	44,312.79	42,080,646.52
Notional SubTotal			1,402,704,764.00	941,447,427.04	0.00	607,761.15	0.00	0.00	607,761.15	877,683,405.88

Deal Distribution Total					63,764,021.16	3,005,306.70	0.00	0.00	66,769,327.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12629NAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12629NAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12629NAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12629NAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12629NAE5	690.21890260	318.82010580	1.77041150	0.00000000	0.00000000	0.00000000	0.00000000	320.59051730	371.39879680
A-5	12629NAF2	1,000.00000000	0.00000000	2.79166668	0.00000000	0.00000000	0.00000000	0.00000000	2.79166668	1,000.00000000
A-M	12629NAH8	1,000.00000000	0.00000000	3.10333337	0.00000000	0.00000000	0.00000000	0.00000000	3.10333337	1,000.00000000
B	12629NAJ4	1,000.00000000	0.00000000	3.36250000	0.00000000	0.00000000	0.00000000	0.00000000	3.36250000	1,000.00000000
C	12629NAL9	1,000.00000000	0.00000000	3.56137781	0.00000000	0.00000000	0.00000000	0.00000000	3.56137781	1,000.00000000
D	12629NAX3	1,000.00000000	0.00000000	2.58115708	0.98022062	4.68479454	0.00000000	0.00000000	2.58115708	1,000.00000000
E	12629NAZ8	1,000.00000000	0.00000000	0.00000000	2.50833333	15.05000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12629NBB0	1,000.00000000	0.00000000	0.00000000	2.50833321	15.04999929	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12629NBD6	1,000.00000000	0.00000000	0.00000000	2.50833340	23.05866868	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12629NBF1	999.97344503	0.00000000	0.00000000	2.50826676	138.66507188	0.00000000	0.00000000	0.00000000	999.97344503
HIX	12629NBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12629NBK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12629NBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12629NBP9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12629NAG0	571.55217288	0.00000000	0.44158409	0.00000000	0.00000000	0.00000000	0.00000000	0.44158409	512.32358113
X-B	12629NAM7	1,000.00000000	0.00000000	0.11156561	0.00000000	0.00000000	0.00000000	0.00000000	0.11156561	1,000.00000000
X-C	12629NAP0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12629NAR6	1,000.00000000	0.00000000	1.05304448	0.00000000	0.00000000	0.00000000	0.00000000	1.05304448	1,000.00000000
X-E	12629NAT2	1,000.00000000	0.00000000	1.05304454	0.00000000	0.00000000	0.00000000	0.00000000	1.05304454	1,000.00000000
X-F	12629NAV7	999.97344503	0.00000000	1.05301646	0.00000000	0.00000000	0.00000000	0.00000000	1.05301646	999.97344503

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/24 - 09/30/24	30	0.00	354,082.30	0.00	354,082.30	0.00	0.00	0.00	354,082.30	0.00
A-5	09/01/24 - 09/30/24	30	0.00	1,068,072.13	0.00	1,068,072.13	0.00	0.00	0.00	1,068,072.13	0.00
X-A	09/01/24 - 09/30/24	30	0.00	475,398.39	0.00	475,398.39	0.00	0.00	0.00	475,398.39	0.00
X-B	09/01/24 - 09/30/24	30	0.00	16,040.68	0.00	16,040.68	0.00	0.00	0.00	16,040.68	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/24 - 09/30/24	30	0.00	31,389.15	0.00	31,389.15	0.00	0.00	0.00	31,389.15	0.00
X-E	09/01/24 - 09/30/24	30	0.00	40,620.14	0.00	40,620.14	0.00	0.00	0.00	40,620.14	0.00
X-F	09/01/24 - 09/30/24	30	0.00	44,312.79	0.00	44,312.79	0.00	0.00	0.00	44,312.79	0.00
A-M	09/01/24 - 09/30/24	30	0.00	293,829.81	0.00	293,829.81	0.00	0.00	0.00	293,829.81	0.00
B	09/01/24 - 09/30/24	30	0.00	271,205.80	0.00	271,205.80	0.00	0.00	0.00	271,205.80	0.00
C	09/01/24 - 09/30/24	30	0.00	224,801.29	0.00	224,801.29	0.00	0.00	0.00	224,801.29	0.00
D	09/01/24 - 09/30/24	30	266,314.41	256,020.32	0.00	256,020.32	70,466.10	0.00	0.00	185,554.22	336,780.51
E	09/01/24 - 09/30/24	30	373,842.00	74,768.40	0.00	74,768.40	74,768.40	0.00	0.00	0.00	448,610.40
F	09/01/24 - 09/30/24	30	175,921.95	35,184.39	0.00	35,184.39	35,184.39	0.00	0.00	0.00	211,106.34
G	09/01/24 - 09/30/24	30	504,449.08	61,572.06	0.00	61,572.06	61,572.06	0.00	0.00	0.00	566,021.14
H	09/01/24 - 09/30/24	30	5,729,718.54	105,552.29	0.00	105,552.29	105,552.29	0.00	0.00	0.00	5,835,270.83
HIX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			7,050,245.98	3,352,849.94	0.00	3,352,849.94	347,543.24	0.00	0.00	3,005,306.70	7,397,789.22

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12629NAH8	3.724000%	94,682,000.00	94,682,000.00	0.00	293,829.81	0.00	0.00	293,829.81	94,682,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12629NAL9	4.273653%	63,122,000.00	63,122,000.00	0.00	224,801.29	0.00	0.00	224,801.29	63,122,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			238,460,000.03	238,460,000.00	0.00	789,836.90	0.00	0.00	789,836.90	238,460,000.00

Exchangeable Certificate Details
PEZ	12629NAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	66,769,327.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,361,842.84	Master Servicing Fee	5,000.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,510.53
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	392.27
ARD Interest	0.00	Operating Advisor Fee	1,089.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	8,992.90
Total Interest Collected	3,361,842.84

Principal		Expenses/Reimbursements
Scheduled Principal	4,650,422.14	Reimbursement for Interest on Advances	12,405.37
Unscheduled Principal Collections		ASER Amount	281,728.83
Principal Prepayments	59,113,599.02	Special Servicing Fees (Monthly)	52,058.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,350.20
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	63,764,021.16	Total Expenses/Reimbursements	347,543.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,005,306.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	63,764,021.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	66,769,327.86
Total Funds Collected	67,125,864.00	Total Funds Distributed	67,125,864.00

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	941,447,427.04	941,447,427.04	Beginning Certificate Balance	941,447,427.04
(-) Scheduled Principal Collections	4,650,422.14	4,650,422.14	(-) Principal Distributions	63,764,021.16
(-) Unscheduled Principal Collections	59,113,599.02	59,113,599.02	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	877,683,405.88	877,683,405.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	941,694,718.60	941,694,718.60	Ending Certificate Balance	877,683,405.88
Ending Actual Collateral Balance	877,899,026.51	877,899,026.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	180,452,080.89	20.56%	3	4.3211	NAP	Defeased	13	180,452,080.89	20.56%	3	4.3211	NAP
7,499,999 or less	11	52,247,537.64	5.95%	3	4.5506	1.530471	1.00 or less	7	140,811,484.32	16.04%	2	4.7320	0.490994
7,500,000 to 14,999,999	7	74,402,371.39	8.48%	3	4.3122	1.623845	1.01 to 1.29	5	175,067,727.68	19.95%	(12)	3.9405	1.039122
15,000,000 to 24,999,999	6	118,571,582.23	13.51%	1	4.4236	1.053594	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	7	209,429,154.35	23.86%	(9)	3.8951	2.324322	1.35 to 1.44	4	24,366,627.37	2.78%	3	4.3093	1.366657
50,000,000 to 74,999,999	1	67,972,809.22	7.74%	3	4.3000	1.020000	1.45 to 1.74	4	61,087,619.40	6.96%	3	4.4036	1.550049
75,000,000 or greater	2	174,607,870.16	19.89%	3	4.4897	1.518632	1.75 to 1.99	2	23,437,905.35	2.67%	2	4.4733	1.853442
Totals	47	877,683,405.88	100.00%	0	4.2781	1.647723	2.00 to 2.99	10	238,879,960.87	27.22%	3	4.2728	2.221940
							3.00 or greater	2	33,580,000.00	3.83%	2	3.5544	5.769023
							Totals	47	877,683,405.88	100.00%	0	4.2781	1.647723
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	180,452,080.89	20.56%	3	4.3211	NAP
							Defeased	14	180,452,080.89	20.56%	3	4.3211	NAP
Arkansas	1	98,107,870.16	11.18%	3	4.1300	2.040000
							Industrial	2	11,830,526.10	1.35%	2	4.2761	3.277543
California	9	77,244,701.20	8.80%	2	4.3434	0.855709
							Lodging	10	95,840,778.54	10.92%	2	4.1985	2.820944
Colorado	2	6,742,392.48	0.77%	2	4.6199	1.892461
							Mixed Use	3	88,591,639.32	10.09%	3	4.8485	0.729891
Connecticut	1	21,660,000.00	2.47%	(1)	4.5520	1.050000
							Multi-Family	4	37,113,094.95	4.23%	3	4.2997	1.250612
Florida	4	17,137,268.85	1.95%	2	4.5900	1.840494
							Office	8	187,527,947.92	21.37%	2	4.3455	1.273613
Illinois	2	26,587,161.49	3.03%	2	4.4345	2.661797
							Other	3	87,660,000.00	9.99%	(26)	3.5418	1.607381
Indiana	1	3,858,834.04	0.44%	3	4.4280	0.600000
							Retail	11	181,667,338.17	20.70%	3	4.2833	1.832424
Louisiana	1	4,619,655.71	0.53%	3	4.4750	1.350000
							Self Storage	1	7,000,000.00	0.80%	3	4.2100	2.020000
Maryland	2	20,673,487.81	2.36%	3	4.3146	1.475772
							Totals	56	877,683,405.88	100.00%	0	4.2781	1.647723
Minnesota	3	42,941,383.72	4.89%	3	4.3161	1.497902

Mississippi	1	3,229,108.75	0.37%	1	4.5700	1.400000

New Jersey	1	2,117,305.01	0.24%	3	4.5000	1.800000

New York	7	213,345,757.02	24.31%	(9)	4.1200	1.716287

North Carolina	3	40,978,880.49	4.67%	3	4.4794	2.627371

Pennsylvania	1	67,972,809.22	7.74%	3	4.3000	1.020000

Texas	2	23,314,709.05	2.66%	2	4.4379	1.005477

Utah	1	26,700,000.00	3.04%	1	4.2400	2.420000

Totals	56	877,683,405.88	100.00%	0	4.2781	1.647723

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	180,452,080.89	20.56%	3	4.3211	NAP	Defeased	13	180,452,080.89	20.56%	3	4.3211	NAP
	4.4999% or less	20	464,933,295.93	52.97%	(3)	4.0355	1.797101	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	141,248,234.97	16.09%	1	4.5929	1.622454	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	4	91,049,794.09	10.37%	3	4.9432	0.903730	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	877,683,405.88	100.00%	0	4.2781	1.647723	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	34	697,231,324.99	79.44%	(1)	4.2670	1.645057
								Totals	47	877,683,405.88	100.00%	0	4.2781	1.647723
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	180,452,080.89	20.56%	3	4.3211	NAP	Defeased	13	180,452,080.89	20.56%	3	4.3211	NAP
	60 months or less	34	697,231,324.99	79.44%	(1)	4.2670	1.645057	Interest Only	6	180,780,000.00	20.60%	3	4.4451	2.167788
	61 to 105 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	3	87,660,000.00	9.99%	(26)	3.5418	1.607381
	106 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	2	6,268,179.01	0.71%	1	4.8997	1.075157
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	23	422,523,145.98	48.14%	2	4.3318	1.437674
	Totals	47	877,683,405.88	100.00%	0	4.2781	1.647723	Totals	47	877,683,405.88	100.00%	0	4.2781	1.647723
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	180,452,080.89	20.56%	3	4.3211	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	610,628,961.85	69.57%	(2)	4.2358	1.639223
	13 to 24 months	2	16,303,778.89	1.86%	3	4.3718	0.533211
	25 months or greater	3	70,298,584.25	8.01%	3	4.5133	1.953593
	Totals	47	877,683,405.88	100.00%	0	4.2781	1.647723
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10096657	RT	Rogers	AR	Actual/360	4.130%	338,525.68	253,101.45	0.00	N/A	01/01/25	--	98,360,971.61	98,107,870.16	10/06/24
4	10096660	OF	Marshall Township	PA	Actual/360	4.300%	244,072.49	140,442.62	0.00	N/A	01/01/25	--	68,113,251.84	67,972,809.22	10/06/24
5	10096661	MU	New York	NY	Actual/360	4.951%	315,626.25	0.00	0.00	N/A	01/06/25	--	76,500,000.00	76,500,000.00	12/06/23
6	10096662	OF	Englewood Cliffs	NJ	Actual/360	4.085%	186,083.22	101,384.64	0.00	N/A	02/06/25	--	54,663,369.63	54,561,984.99	10/06/24
7	10096663	98	New York	NY	Actual/360	2.307%	76,896.67	0.00	0.00	11/05/19	04/05/35	--	40,000,000.00	40,000,000.00	10/05/24
8	10096664	RT	New York	NY	Actual/360	4.400%	135,666.67	0.00	0.00	N/A	01/06/25	--	37,000,000.00	37,000,000.00	05/06/20
10	10096666	OF	Menlo Park	CA	Actual/360	4.210%	104,600.33	54,520.00	0.00	N/A	01/06/25	--	29,814,822.31	29,760,302.31	10/06/24
11	10096667	MU	Beverly	MA	Actual/360	4.551%	100,705.12	64,444.20	0.00	N/A	02/06/25	--	26,553,755.37	26,489,311.17	10/06/24
12	10096668	OF	Rye Brook	NY	Actual/360	4.695%	115,297.45	51,459.29	0.00	N/A	11/05/24	--	29,470,252.95	29,418,793.66	10/05/24
13	10096669	RT	Somerville	MA	Actual/360	4.287%	90,883.96	25,439,877.55	0.00	N/A	01/06/25	--	25,439,877.55	0.00	10/06/24
14	10096670	OF	Plymouth	MN	Actual/360	4.188%	88,495.53	46,524.13	0.00	N/A	01/06/25	--	25,356,884.82	25,310,360.69	10/06/24
15	10096671	OF	West Valley City	UT	Actual/360	4.240%	94,340.00	0.00	0.00	N/A	11/05/24	--	26,700,000.00	26,700,000.00	09/05/24
16	10096672	LO	Various	Various	Actual/360	4.270%	88,620.54	40,130.86	0.00	N/A	12/06/24	--	24,905,070.36	24,864,939.50	10/06/24
17	10096673	98	WinstonSalem	NC	Actual/360	4.600%	99,666.67	0.00	0.00	01/05/25	01/05/45	--	26,000,000.00	26,000,000.00	11/05/23
18	10096674	LO	New York	NY	Actual/360	3.350%	69,791.67	0.00	0.00	N/A	12/06/24	--	25,000,000.00	25,000,000.00	10/06/24
19	10096675	OF	Mountain View	CA	Actual/360	4.390%	74,738.41	37,299.76	0.00	N/A	08/05/24	--	20,429,633.17	20,392,333.41	10/05/24
20	10096676	98	Wallingford	CT	Actual/360	4.552%	82,163.60	0.00	0.00	09/05/24	09/05/44	--	21,660,000.00	21,660,000.00	08/05/24
21	10093562	LO	Bloomington	MN	Actual/360	4.500%	66,280.10	43,670.61	0.00	N/A	12/06/24	--	17,674,693.64	17,631,023.03	10/06/24
22	10096678	LO	Rosemont	IL	Actual/360	4.570%	68,714.41	36,010.46	0.00	N/A	11/05/24	--	18,043,171.95	18,007,161.49	10/05/24
25	10096681	MH	Various	NM	Actual/360	4.500%	59,989.99	15,997,331.22	0.00	N/A	12/06/24	--	15,997,331.22	0.00	10/06/24
26	10096682	MF	San Marcos	TX	Actual/360	4.282%	57,261.61	29,161.16	0.00	N/A	12/06/24	--	16,045,285.96	16,016,124.80	10/06/24
27	10096683	MF	Houston	TX	Actual/360	4.397%	46,092.44	28,995.12	0.00	N/A	02/06/25	--	12,579,241.99	12,550,246.87	10/06/24
28	10096684	MU	San Francisco	CA	Actual/360	4.200%	42,428.97	30,923.61	0.00	N/A	01/06/25	--	12,122,562.93	12,091,639.32	04/06/24
29	10093747	MF	Baltimore	MD	Actual/360	4.100%	44,588.40	24,267.37	0.00	N/A	01/06/25	--	13,050,263.91	13,025,996.54	10/06/24
30	10096686	RT	Bakersfield	CA	Actual/360	4.450%	46,531.67	22,225.94	0.00	N/A	12/05/24	--	12,547,866.99	12,525,641.05	10/05/24
31	10096687	Various Various		Various	Actual/360	4.500%	41,021.77	26,874.06	0.00	N/A	01/06/25	--	10,939,138.36	10,912,264.30	10/06/24
32	10093565	LO	Naples	FL	Actual/360	4.500%	36,171.69	35,808.62	0.00	N/A	01/06/25	--	9,645,785.08	9,609,976.46	10/06/24
35	10096691	OF	Burbank	CA	Actual/360	4.200%	33,737.88	20,054.01	0.00	N/A	01/06/25	--	9,639,392.92	9,619,338.91	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	10093804	MF	Houston	TX	Actual/360	4.490%	32,320.30	18,455.84	0.00	N/A	01/06/25	--	8,637,941.79	8,619,485.95	10/06/24
39	10096695	SS	Harahan	LA	Actual/360	4.350%	28,686.03	7,913,386.67	0.00	N/A	01/06/25	--	7,913,386.67	0.00	10/06/24
40	10096696	LO	Baytown	TX	Actual/360	4.779%	29,136.09	17,446.22	0.00	N/A	12/06/24	--	7,316,030.47	7,298,584.25	09/06/24
41	10093796	RT	Severna Park	MD	Actual/360	4.680%	29,885.24	15,390.44	0.00	N/A	01/06/25	--	7,662,881.71	7,647,491.27	10/06/24
42	10096698	IN	Mount Prospect	IL	Actual/360	4.150%	29,672.50	0.00	0.00	N/A	01/06/25	--	8,580,000.00	8,580,000.00	10/06/24
43	10093871	MF	Parma Heights	OH	Actual/360	4.130%	23,585.81	17,634.11	0.00	N/A	01/06/25	--	6,853,018.94	6,835,384.83	10/06/24
45	10096701	RT	Eugene	OR	Actual/360	4.330%	27,148.89	13,575.15	0.00	N/A	12/05/24	--	7,523,941.24	7,510,366.09	10/06/24
46	10096702	IN	Doral	FL	Actual/360	4.250%	22,937.15	16,418.04	0.00	N/A	01/06/25	--	6,476,370.90	6,459,952.86	10/06/24
48	10096704	RT	Valley Springs	CA	Actual/360	4.400%	25,059.97	13,749.00	0.00	N/A	02/06/25	--	6,834,538.22	6,820,789.22	10/06/24
49	10096705	MH	Montgomery	AL	Actual/360	4.837%	23,620.45	13,789.74	0.00	N/A	01/06/25	--	5,859,942.22	5,846,152.48	10/06/24
50	10096706	SS	San Jose	CA	Actual/360	4.210%	24,558.33	0.00	0.00	N/A	01/06/25	--	7,000,000.00	7,000,000.00	10/06/24
52	10096708	MF	Palo Alto	CA	Actual/360	4.143%	18,637.01	5,398,119.79	0.00	N/A	01/06/25	--	5,398,119.79	0.00	10/06/24
53	10096709	OF	Ronkonkoma	NY	Actual/360	4.290%	19,444.09	11,942.97	0.00	N/A	01/05/25	--	5,438,906.33	5,426,963.36	10/05/24
55	10096711	LO	Jacksonville	NC	Actual/360	5.150%	19,812.52	10,491.94	0.00	N/A	12/06/24	--	4,616,510.22	4,606,018.28	10/06/24
56	10096712	SS	Jupiter	FL	Actual/360	4.600%	17,268.17	4,504,740.29	0.00	N/A	01/06/25	--	4,504,740.29	0.00	10/06/24
57	10096713	RT	Shreveport	LA	Actual/360	4.475%	17,262.00	9,261.05	0.00	N/A	01/06/25	--	4,628,916.76	4,619,655.71	10/06/24
58	10096714	MF	Belleair Bluffs	FL	Actual/360	4.865%	17,116.62	9,842.05	0.00	N/A	02/06/25	--	4,221,981.62	4,212,139.57	10/06/24
59	10096715	MF	DeSoto	TX	Actual/360	4.500%	14,541.30	9,526.25	0.00	N/A	01/06/25	--	3,877,679.92	3,868,153.67	10/06/24
60	10096716	MF	Vincennes	IN	Actual/360	4.428%	14,274.49	9,590.28	0.00	N/A	01/06/25	--	3,868,424.32	3,858,834.04	10/06/24
62	10096718	RT	Columbus	OH	Actual/360	4.732%	12,603.00	3,195,688.61	0.00	N/A	10/06/24	--	3,195,688.61	0.00	10/06/24
63	10096719	SS	Nashville	TN	Actual/360	4.360%	13,601.32	8,739.00	0.00	N/A	02/06/25	--	3,743,483.93	3,734,744.93	10/06/24
64	10093811	RT	Broomfield	CO	Actual/360	4.630%	13,500.09	7,077.46	0.00	N/A	01/06/25	--	3,498,943.84	3,491,866.38	10/06/24
65	10096721	LO	Sarasota	FL	Actual/360	5.250%	13,342.43	10,627.48	0.00	N/A	12/06/24	--	3,049,697.75	3,039,070.27	10/06/24
66	10096722	RT	Columbia	MS	Actual/360	4.570%	12,327.91	7,978.50	0.00	N/A	11/05/24	--	3,237,087.24	3,229,108.74	10/05/24
67	10096723	IN	Denver	CO	Actual/360	4.609%	12,507.94	6,043.60	0.00	N/A	11/06/24	--	3,256,569.70	3,250,526.10	10/06/24
Totals							3,361,842.84	63,764,021.16	0.00				941,447,427.04	877,683,405.88
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,643,914.60	7,737,638.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,345,466.92	2,675,507.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,126,876.50	3,364,939.47	01/01/23	12/31/23	06/06/24	22,557,249.95	634,446.00	222,002.53	2,570,534.24	894,182.40	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	4,213,128.00	2,180,294.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,457,797.92	1,823,580.00	02/01/19	09/30/19	04/08/24	23,945,223.66	4,496,298.11	47,652.79	2,793,267.07	176,255.44	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	6,378,081.46	7,164,971.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,861,381.00	1,859,557.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,710,082.00	1,438,692.87	01/01/24	06/30/24	--	0.00	0.00	94,184.24	94,184.24	0.00	0.00
16	3,942,726.61	3,571,380.24	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	2,702,933.70	01/01/19	09/30/19	04/08/24	19,958,802.44	597,495.86	23,020.08	514,019.39	0.00	0.00
18	5,971,055.06	5,980,032.78	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(790,055.05)	(221,314.59)	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,528,315.32	1,050,024.93	01/01/23	12/31/23	--	0.00	0.00	81,979.49	166,845.17	0.00	0.00
21	859,076.06	980,813.33	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,195,515.67	3,158,176.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,762,965.74	1,488,463.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,260,525.75	592,320.63	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	25,872.45	2,415.29	01/01/23	03/31/23	11/06/23	7,084,909.90	151,082.73	48,481.88	288,681.32	0.00	0.00
29	1,174,217.37	1,137,382.24	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,379,100.46	830,062.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,784,783.56	810,577.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,797,464.54	601,731.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	597,385.94	572,762.12	07/01/18	06/30/19	06/06/24	1,035,121.04	4,118.08	42,433.77	42,433.77	0.00	0.00
41	917,065.47	229,265.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,753,751.31	700,740.09	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	760,960.51	207,771.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	1,973.92	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	652,513.60	152,641.01	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	210,540.15	505,911.60	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	839,459.84	428,899.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	552,820.48	246,327.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	472,717.45	360,863.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	208,703.96	94,525.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	600,717.70	602,697.49	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	351,616.67	351,617.75	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	462,484.57	281,554.56	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	375,121.09	216,463.61	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	553,838.91	289,552.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	3,550.01	0.00
Totals	77,937,989.59	56,171,775.50				74,581,306.99	5,883,440.78	559,754.78	6,469,965.20	1,075,961.77	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	10096669	25,380,058.45	Payoff Prior to Maturity	0.00	0.00
25	10096681	15,957,271.36	Payoff Prior to Maturity	0.00	0.00
39	10096695	7,897,269.64	Payoff Prior to Maturity	0.00	0.00
52	10096708	5,385,186.55	Payoff Prior to Maturity	0.00	0.00
56	10096712	4,493,813.02	Payoff Prior to Maturity	0.00	0.00
Totals		59,113,599.02		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/11/24	1	21,660,000.00	0	0.00	4	151,591,639.32	0	0.00	1	37,000,000.00	0	0.00	0	0.00	5	59,113,599.02	4.278110%	4.266740%	0
09/12/24	0	0.00	1	21,660,000.00	4	151,622,562.93	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285116%	4.273653%	1
08/12/24	0	0.00	0	0.00	6	180,644,403.86	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285201%	4.273737%	2
07/12/24	0	0.00	1	12,181,262.91	5	168,508,778.21	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285285%	4.273820%	3
06/12/24	1	12,211,873.93	2	29,026,025.32	3	139,500,000.00	0	0.00	2	58,660,000.00	0	0.00	0	0.00	0	0.00	4.285374%	4.273908%	4
05/10/24	3	41,283,182.98	0	0.00	3	139,500,000.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285457%	4.273990%	5
04/12/24	1	12,271,357.89	0	0.00	3	139,500,000.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285545%	4.274077%	6
03/12/24	0	0.00	1	76,500,000.00	4	82,715,633.06	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285627%	4.274158%	7
02/12/24	1	76,500,000.00	0	0.00	4	82,765,228.55	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285720%	4.274249%	8
01/12/24	0	0.00	1	26,000,000.00	3	56,809,803.89	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285800%	4.274328%	9
12/12/23	0	0.00	0	0.00	4	82,854,210.71	0	0.00	1	37,000,000.00	0	0.00	0	0.00	1	31,812,434.22	4.285880%	4.274407%	10
11/10/23	0	0.00	1	26,000,000.00	3	56,900,882.47	0	0.00	1	37,000,000.00	0	0.00	0	0.00	1	7,438,942.16	4.308688%	4.297255%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	10096661	12/06/23	9	3	222,002.53	2,570,534.24	905,299.63	76,500,000.00	02/06/24	13
8	10096664	05/06/20	52	3	47,652.79	2,793,267.07	376,073.65	37,000,000.00	03/29/19	7			10/26/22
15	10096671	09/05/24	0	B	94,184.24	94,184.24	0.00	26,700,000.00	08/21/24	7
17	10096673	11/05/23	10	3	23,020.08	514,019.39	474,241.79	26,000,000.00	01/08/18	2
20	10096676	08/05/24	1	1	81,979.49	166,845.17	32,366.85	21,660,000.00	05/01/24	2
28	10096684	04/06/24	5	3	48,481.88	288,681.32	0.00	12,271,357.89	08/23/23	2
40	10096696	09/06/24	0	B	42,433.77	42,433.77	6,147.17	7,316,030.47	04/28/20	1
Totals					559,754.78	6,469,965.20	1,794,129.09	207,447,388.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		20,392,333	20,392,333	0		0
0 - 6 Months		769,631,072	644,039,433	88,591,639		37,000,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		87,660,000	40,000,000	47,660,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	877,683,406	704,431,767	21,660,000	0	114,591,639	37,000,000
Sep-24	941,447,427	747,735,231	0	42,089,633	114,622,563	37,000,000
Aug-24	942,827,251	741,718,537	0	20,464,311	143,644,404	37,000,000
Jul-24	944,201,913	763,511,872	0	12,181,263	131,508,778	37,000,000
Jun-24	945,653,230	764,915,331	12,211,874	7,366,025	102,500,000	58,660,000
May-24	947,017,318	766,234,135	41,283,183	0	102,500,000	37,000,000
Apr-24	948,458,440	796,687,082	12,271,358	0	102,500,000	37,000,000
Mar-24	949,812,033	790,596,400	0	76,500,000	45,715,633	37,000,000
Feb-24	951,325,527	792,060,299	76,500,000	0	45,765,229	37,000,000
Jan-24	952,668,392	869,858,588	0	26,000,000	19,809,804	37,000,000
Dec-23	954,006,234	871,152,023	0	0	45,854,211	37,000,000
Nov-23	987,286,969	904,386,087	0	26,000,000	19,900,882	37,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10096661	76,500,000.00	76,500,000.00	61,600,000.00	05/14/24	3,251,450.47	0.85000	12/31/23	01/06/25	I/O
8	10096664	37,000,000.00	37,000,000.00	18,100,000.00	01/22/24	1,823,580.00	1.47000	09/30/19	01/06/25	I/O
12	10096668	29,418,793.66	29,418,793.66	151,000,000.00	04/07/14	6,587,685.48	1.06000	12/31/23	11/05/24	244
15	10096671	26,700,000.00	26,700,000.00	38,000,000.00	09/18/14	1,391,862.75	2.42000	06/30/24	11/05/24	I/O
17	10096673	26,000,000.00	26,000,000.00	7,200,000.00	03/11/24	2,702,933.70	2.96000	09/30/19	01/05/45	(116)
19	10096675	20,392,333.41	20,392,333.41	32,700,000.00	05/14/14	(240,577.08)	(0.72000)	03/31/24	08/05/24	244
20	10096676	21,660,000.00	21,660,000.00	22,800,000.00	07/23/14	1,050,024.93	1.05000	12/31/23	09/05/44	(116)
28	10096684	12,091,639.32	12,271,357.89	5,900,000.00	06/06/24	(6,385.63)	(0.03000)	03/31/23	01/06/25	242
40	10096696	7,298,584.25	7,316,030.47	7,000,000.00	04/15/24	459,696.12	0.82000	06/30/19	12/06/24	241
Totals		257,061,350.64	257,258,515.43	344,300,000.00		17,020,270.74

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	10096661	MU	NY	02/06/24	13

10/7/2024 Loan transferred to SS on 2/6/2024 due to Imminent Monetary Default. PNL has been executed and counsel has been engaged. Borrower has engaged an advisor. Advisor has sent loan mod proposal. SS is currently evaluating the

	loan and all possible w orkout options.

8	10096664	RT	NY	03/29/19	7

"10/7/2024 - The property remained occupied solely by The Kooples (the former Derek Lam space had been vacant since 2019) until the Receiver agreed to a short-term lease with Barbara Strum. The Borrower was unable to submit a mutually acceptable settleme nt offer, leading to the appointment of a Receiver. Subsequently, the Special Servicer filed a foreclosure action, and an auction took place on October 26, 2022, with the Lender emerging as the highest bidder.

- Special Servicer was informed that The Koo ples tenant is vacating the space at lease expiration. Barbara Strum, the other tenant, expressed interest in extending her lease for three (3) years, and an agreement has been executed at an

	increased rent reflective of current market.
	- A lease draft f or newtenant, Boggi Milano, to backfill the Kooples space has been prepared and is out for signatures. Once executed and the asset is stabilized, a market sale will be evaluated."

12	10096668	OF	NY	04/10/24	13

10/7/2024 Loan transferred to special servicing in 4/2024 due to imminent monetary default. A pre-negotiation letter has been signed by lender and borrower parties and discussions remain ongoing with respect to a modification and extension of

	the loan.

15	10096671	OF	UT	08/21/24	7

10/7/2024 The Loan recently transferred to Special Servicing. Special Servicer has reached out to the Borrower and is evaluating options including placing a Receiver over the property. Borrower has executed the PNL. Lease renewal for major

	tenant has bee n approved.

17	10096673	98	NC	01/08/18	2
	"10/7/2024 Special Servicer continues to monitor the loan.
	Cash sweep has commenced. Foreclosure and receiver litigation filed. Receivership order entered. Ground lease terminated. The broker has marketed the property as a Receiver Sale."

19	10096675	OF	CA	07/09/24	13
	10/7/2024 The Loan transferred to Special Servicing due to imminent maturity default. Special Servicer is reaching out to the Borrower and is evaluating the appropriate next steps with the asset.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	10096676	98	CT	05/01/24	2

10/7/2024 Loan transferred 5/1/2024. PNL executed. Counsel engaged. Special Servicer is pursuing a consensual foreclosure / appointment of a receiver. The motion to appoint a receiver has been approved by the court.

28	10096684	MU	CA	08/23/23	2

10/7/2024 Loan transferred to special servicing due to borrower-declared imminent monetary default because of inability to backfill departure of the major tenant. Borrower will not oppose foreclosure and will cooperate in hand-off. We have commenced tha t process.

40	10096696	LO	TX	04/28/20	1

10/7/2024 The Loan transferred to Special Servicing for Imminent Monetary Default on April 28, 2020 at the Borrower's request as a result of the Covid-19 pandemic. The Loan went into payment default on May 06, 2020. Borrower and Special

Servicer executed a Forbearance agreement on August 13, 2023, to bring the Loan current via two payments. Borrower made second payment on the forbearance and is now working on a refinance for the upcoming maturity date on December

6, 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10096659	12/12/19	85,000,000.00	153,200,000.00	85,319,451.96	319,451.96	85,000,000.00	84,680,548.04	0.00	0.00	(1,118.24)	1,118.24	0.00%
34	10096690	02/10/23	11,053,929.84	18,550,000.00	12,610,168.23	307,740.76	11,826,638.03	11,518,897.27	0.00	0.00	0.00	0.00	0.00%
61	10096717	06/12/19	3,871,148.71	5,000,000.00	4,254,593.29	403,479.70	4,254,593.29	3,851,113.59	20,035.12	0.00	128,075.89	(108,040.77)	2.40%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			99,925,078.55	176,750,000.00	102,184,213.48	1,030,672.42	101,081,231.32	100,050,558.90	20,035.12	0.00	126,957.65	(106,922.53)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/23	108,040.73	0.00	0.00	0.00	0.00	108,040.73	0.00	0.00	108,040.73
3	10096659	01/12/21	0.00	0.00	1,118.24	0.00	0.00	1,118.24	0.00	0.00	1,118.24
		12/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	10096690	02/27/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	10096717	05/12/23	0.00	0.00	(108,040.77)	0.00	(108,040.77)	(20,035.12)	0.00	0.00	0.00
		06/12/19	0.00	0.00	20,035.12	0.00	0.00	20,035.12	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			108,040.73	0.00	(106,922.53)	0.00	(108,040.77)	109,158.97	0.00	0.00	109,158.97

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	15,937.50	0.00	0.00	92,973.47	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,708.33	0.00	0.00	87,699.38	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,139.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,350.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,562.50	0.00	0.00	0.00	0.00	0.00	421.74	0.00	0.00	0.00
17	0.00	0.00	5,416.67	0.00	0.00	76,425.59	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,256.17	0.00	0.00	0.00	0.00	0.00	1,991.14	0.00	0.00	0.00
20	0.00	0.00	4,512.50	0.00	0.00	0.00	0.00	0.00	5,519.62	0.00	0.00	0.00
28	0.00	0.00	2,525.53	0.00	0.00	24,767.66	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	(137.27)	0.00	0.00	4,472.87	0.00	0.00	0.00
Total	0.00	0.00	52,058.84	0.00	1,350.20	281,728.83	0.00	0.00	12,405.37	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		347,543.24

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Supplemental Notes
None

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